Shareholders' Equity (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended
	Feb. 29, 2012	Feb. 28, 2010	Mar. 31, 2010	Dec. 31, 2011 Month	Feb. 28, 2010 Parent [Member]	Feb. 28, 2010 Capital In Excess Of Par [Member]	Sep. 30, 2011 Stock Repurchase Program [Member]	Feb. 29, 2012 Stock Repurchase Program [Member]
Shareholders' Equity [Line Items]
Increase (decrease) in quarterly dividend percentage	33.00%		50.00%
Common stock dividends per share quarterly	$ 0.20		$ 0.15
Common stock dividends per share annualized	$ 0.80		$ 0.60
Number of common stock repurchased							14,410,000
Payments for repurchase of common stock				$ 500			$ 500
Reduction percentage of common stock outstanding	19.90%
Repurchase plan, shares authorized								21,250,000
Expected repurchase period low, months				12
Expected repurchase period high, months				18
Defined benefit plan contributions, shares		3,590,000
Defined benefit plan contributions common stock		90
Reduction in treasury stock					$ 251	$ 161
Preference stock, shares authorized				15,000,000